Other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Other financial assets, Non-current
Total		₨ 62,259	$ 443	₨ 30,631
Interest reinvested on non-current term deposits	₨ 1,097	251
Security deposits
Other financial assets, Non-current
Total		61,848		30,356
Security deposits | Minimum
Other financial assets, Non-current
Tenure for security deposits	1 year
Security deposits | Maximum
Other financial assets, Non-current
Tenure for security deposits	9 years
Interest accrued on term deposits
Other financial assets, Non-current
Total		₨ 411		₨ 275